Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities of continuing operations:
Net income (loss)	$ (26,155,061)	$ (150,984)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation	556	556
Stock-based compensation -related party	26,020,400
Common stock issued for services	168,529
Changes in operating assets and liabilities:
Accounts receivable	(82,286)	(50,279)
Prepaid expenses	2,732	(25,122)
Right of use assets	16,220	(30,477)
Inventory	(126,240)	228,627
Other assets	(6,507)	(4,384)
Operating lease payable	(20,517)	36,250
Accounts payable and accrued expenses	140,577	(25,850)
Net cash provided by (used in) operating activities	(41,597)	(21,663)
Cash flows from investing activities:
Purchase of fixed assets
Net cash provided by (used in) financing activities
Cash flows from financing activities:
Increase (decrease) in loans payable, net	(77,931)	22,269
Government loans-net	149,900	170
Net cash provided by (used in) financing activities	71,969	22,439
Effect of exchange rates on cash and cash and cash equivalents	9,892
Net increase (decrease) in cash and cash equivalents	40,264	776
Cash and cash equivalents at beginning of period	22,291	21,515
Cash and cash equivalents at end of period	62,555	22,291
Supplemental disclosure of cash flow information:
Cash paid for interest	34,299	29,955
Cash paid for income taxes